SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Events [Member]	1 Months Ended
Feb. 24, 2024 Share $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted	1,700,000
Exercise price of stock options granted | $ / shares	$ 0.4
Five year term [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted	1,300,000
Eighteen Month Term [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted	300,000
Three year term [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted	100,000